UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          240 Greenwich Ave, 3rd Floor
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Clifton S. Robbins
Title:            Chief Executive Officer
Phone:            203.422.6565

Signature, Place, and Date of Signing:
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
/s/ Clifton S. Robbins                      Greenwich, Connecticut                   February 14, 2007
------------------------------------        ----------------------              --------------------------
          [Signature]                           [City, State]                              [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     0
                                                                 ----------

Form 13F Information Table Entry Total:                                21
                                                                 ----------

Form 13F Information Table Value Total:                          $1,039,282
                                                                 ----------
                                                                (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                                      Blue Harbour Group, LP
                                                    Form 13F Information Table
                                                  Quarter ended December 31, 2006

                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                               TITLE OF           FAIR MARKET   SHARES/  SH/
                                CLASS     CUSIP      VALUE       PRN     PRN PUT/       SHARED  SHARED OTHER
ISSUER                                    NUMBER   (X 1000S)    AMOUNT       CALL  SOLE DEFINED OTHER MANAGERS SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDER & BALDWIN INC          COM     014482103  $31,056      700,399 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP                    COM     125965103  $57,458    3,350,300 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP            COM     141665109  $18,663      753,129 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYSTEMS INC     COM     203668108  $94,009    2,574,183 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC                    COM     270321102  $11,983    1,687,783 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
HELMERICH & PAYNE                COM     423452101  $13,172      538,295 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPLORATION CO           COM     442120101  $24,218      467,700 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC               COM     469865109  $28,205    2,269,100 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP                   COM     502161102  $9,000     1,000,000 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PACIFIC                COM     546347105  $32,207    1,495,908 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
NEENAH PAPER INC                 COM     640079109  $24,484      693,200 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC                        COM     682680103  $137,199   3,181,800 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC             COM     807863105  $39,047    1,041,536 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
SPANISH BROADCASTING             COM     846425882  $7,401     1,800,658 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE CO                 COM     984757104  $124,680   3,637,100 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYSTEMS INC                COM     00845V308  $144,137   7,518,861 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
DOMINO'S PIZZA INC               COM     25754A201  $8,786       313,768 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORPORATION               COM     28224R101  $42,422    1,542,607 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                  COM     46185R100  $49,747      879,073 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL            COM     50730R102  $63,532    2,087,800 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC              COM     89579K109  $77,879    1,861,800 SH        SOLE                         x
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                           $1,039,282
(in thousands)


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